ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2015	2016

Employees and payroll accruals	$8,105	$11,245
Accrued expenses	4,204	4,955
Government authorities	2,978	2,871
Other	1,423	1,219

	$16,710	$20,290